10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details-Level 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Beginning balance				$ 107,081	$ 107,081	$ 87,992
Change in fair value						19,089
Gain on extinguishment of debt				$ (107,081)	(107,081)
Ending balance						$ 107,081